                           AMERICAN PERFORMANCE FUNDS

                         SUPPLEMENT DATED MAY 12, 2001

                          TO THE ALL FUNDS PROSPECTUS
                             DATED JANUARY 1, 2001

         TO THE U.S. TREASURY FUND AND CASH MANAGEMENT FUND PROSPECTUS
                             DATED JANUARY 1, 2001

 TO THE INSTITUTIONAL U.S. TREASURY FUND AND INSTITUTIONAL CASH MANAGEMENT FUND
                                   PROSPECTUS
                            DATED DECEMBER 11, 2000

REORGANIZATION OF THE AMERICAN PERFORMANCE FUNDS' INVESTMENT ADVISER

Bank of Oklahoma, N.A. has reorganized its investment advisory division to form Investment Concepts, Inc. ("Investment Concepts"), a separate, wholly owned subsidiary of Bank of Oklahoma, N.A. On May 12, 2001, Investment Concepts succeeded Bank of Oklahoma, N.A. as the investment adviser to the American Performance Funds. The management and investment advisory personnel of Bank of Oklahoma, N.A. that provided investment management services to American Performance Funds continue to do so as the personnel of Investment Concepts.

UNDER THE SECTION ENTITLED "INVESTMENT MANAGEMENT -- INVESTMENT ADVISER," THE FIRST TWO PARAGRAPHS ARE REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

Investment Concepts, Inc. ("Investment Concepts" or the "Adviser"), Bank Oklahoma Tower, Tulsa, Oklahoma 74103, serves as the investment adviser to each of the Funds and, subject to the supervision of the Board of Trustees of the American Performance Funds, is responsible for the day-to-day management of their investment portfolios.

As of May 12, 2001, Investment Concepts had approximately $2 billion in assets under management. Investment Concepts is a wholly owned subsidiary of Bank of Oklahoma, N.A. As of March 31, 2001, Bank of Oklahoma, N.A. and its affiliates had $9 billion in assets under management. Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through Bank of Oklahoma, N.A. and its other subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.

   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

                                    SUPP501

                           AMERICAN PERFORMANCE FUNDS

                         SUPPLEMENT DATED MAY 12, 2001

                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 1, 2001

REORGANIZATION OF THE AMERICAN PERFORMANCE FUNDS' INVESTMENT ADVISER

Bank of Oklahoma, N.A. has reorganized its investment advisory division to form Investment Concepts, Inc. ("Investment Concepts"), a separate, wholly owned subsidiary of Bank of Oklahoma, N.A. On May 12, 2001, Investment Concepts succeeded Bank of Oklahoma, N.A. as the investment adviser to the American Performance Funds. The management and investment advisory personnel of Bank of Oklahoma, N.A. that provided investment management services to American Performance Funds continue to do so as the personnel of Investment Concepts.

All references to the Adviser now refer to Investment Concepts, Inc.

UNDER THE SECTION ENTITLED "MANAGEMENT AND SERVICE PROVIDERS OF THE
FUNDS -- INVESTMENT ADVISER" ON PAGE 35, THE FIRST AND FOURTH PARAGRAPHS ARE REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

Investment advisory services are provided to each of the Funds by Investment Concepts, Inc. ("Investment Concepts"), pursuant to an Investment Advisory Agreement.

Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, Investment Concepts reviews, supervises, and provides general investment advice regarding each of the Funds' investment programs. Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, Investment Concepts makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund's records directly relating to such purchases and sales.

  SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.

                           AMERICAN PERFORMANCE FUNDS
             AMERICAN PERFORMANCE INSTITUTIONAL MONEY MARKET FUNDS

                         SUPPLEMENT DATED MAY 12, 2001

                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 11, 2000

REORGANIZATION OF THE AMERICAN PERFORMANCE FUNDS' INVESTMENT ADVISER

Bank of Oklahoma, N.A. has reorganized its investment advisory division to form Investment Concepts, Inc. ("Investment Concepts"), a separate, wholly owned subsidiary of Bank of Oklahoma, N.A. On May 12, 2001, Investment Concepts succeeded Bank of Oklahoma, N.A. as the investment adviser to the American Performance Funds. The management and investment advisory personnel of Bank of Oklahoma, N.A. that provided investment management services to American Performance Funds continue to do so as the personnel of Investment Concepts.

All references to the Adviser now refer to Investment Concepts, Inc.

UNDER THE SECTION ENTITLED "MANAGEMENT AND SERVICE PROVIDERS OF THE
FUNDS -- INVESTMENT ADVISER" ON PAGES 21 AND 22, THE FIRST AND FOURTH PARAGRAPHS ARE REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

Investment advisory services are provided to each of the Funds by Investment Concepts, Inc. ("Investment Concepts"), pursuant to an Investment Advisory Agreement.

Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, Investment Concepts reviews, supervises, and provides general investment advice regarding each of the Funds' investment programs. Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, Investment Concepts makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund's records directly relating to such purchases and sales.

  SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.